PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks 95.1%
Australia 6.9%
ANZ Group Holdings Ltd.	6,817	$128,729
APA Group, UTS	2,892	12,196
Aristocrat Leisure Ltd.	1,289	59,938
ASX Ltd.	444	17,409
BHP Group Ltd.	11,613	285,212
BlueScope Steel Ltd.	1,005	13,124
Brambles Ltd.	3,138	38,348
CAR Group Ltd.	847	21,107
Cochlear Ltd.	146	28,736
Coles Group Ltd.	3,018	36,379
Commonwealth Bank of Australia	3,831	378,052
Computershare Ltd.	1,199	26,064
Endeavour Group Ltd.	3,200	8,347
Fortescue Ltd.	3,876	45,393
Glencore PLC*	23,736	102,550
Goodman Group, REIT	3,911	87,216
GPT Group (The), REIT	4,147	11,773
Insurance Australia Group Ltd.	5,340	30,285
Lottery Corp. Ltd. (The)	5,095	15,839
Macquarie Group Ltd.	829	122,636
Medibank Private Ltd.	5,961	14,698
Mineral Resources Ltd.	384	8,192
Mirvac Group, REIT	8,889	10,753
National Australia Bank Ltd.	7,036	173,379
Northern Star Resources Ltd.	2,589	27,401
Orica Ltd.	1,098	11,902
Origin Energy Ltd.	3,881	25,030
Pro Medicus Ltd.	130	22,248
Qantas Airways Ltd.*	1,743	10,100
QBE Insurance Group Ltd.	3,385	43,693
Ramsay Health Care Ltd.	415	8,621
REA Group Ltd.	121	18,559
Reece Ltd.	466	6,827
Rio Tinto Ltd.	844	60,786
Rio Tinto PLC	2,581	155,433
Santos Ltd.	7,317	31,682
Scentre Group, REIT	11,704	26,487
SEEK Ltd.	804	11,304
SGH Ltd.	441	13,011
Sonic Healthcare Ltd.	1,029	18,077
South32 Ltd.	10,204	20,952
Stockland, REIT	5,464	17,310
Suncorp Group Ltd.	2,867	36,758

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Telstra Group Ltd.	9,111	$22,244
Transurban Group, UTS	7,055	58,113
Treasury Wine Estates Ltd.	1,751	11,616
Vicinity Ltd., REIT	8,717	11,814
Washington H Soul Pattinson & Co. Ltd.	529	11,162
Wesfarmers Ltd.	2,598	122,377
Westpac Banking Corp.	7,870	163,293
WiseTech Global Ltd.	413	31,265
Woodside Energy Group Ltd.	4,316	65,779
Woolworths Group Ltd.	2,777	52,212
		2,792,411
Austria 0.2%
Erste Group Bank AG	771	47,400
Mondi PLC	1,011	15,737
OMV AG	319	13,136
Verbund AG	154	11,823
		88,096
Belgium 0.7%
Ageas SA/NV	366	18,854
Anheuser-Busch InBev SA/NV	2,057	101,362
D’ieteren Group	48	8,051
Elia Group SA/NV	61	4,116
Groupe Bruxelles Lambert NV	181	12,565
KBC Group NV	518	39,735
Lotus Bakeries NV	1	10,667
Sofina SA	36	8,973
Syensqo SA	162	12,765
UCB SA	288	56,031
Warehouses De Pauw CVA, REIT	388	8,334
		281,453
Brazil 0.0%
Yara International ASA	373	11,165
Burkina Faso 0.0%
Endeavour Mining PLC	381	7,751
Chile 0.1%
Antofagasta PLC	889	18,851

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China 0.5%
BOC Hong Kong Holdings Ltd.	8,489	$27,595
Prosus NV*	3,132	119,635
SITC International Holdings Co. Ltd.	3,096	7,363
Wharf Holdings Ltd. (The)	2,477	6,051
Wilmar International Ltd.	4,363	9,974
Yangzijiang Shipbuilding Holdings Ltd.	5,800	12,989
		183,607
Denmark 2.6%
AP Moller - Maersk A/S (Class A Stock)	7	10,130
AP Moller - Maersk A/S (Class B Stock)	11	16,246
Carlsberg A/S (Class B Stock)	216	22,624
Coloplast A/S (Class B Stock)	289	33,283
Danske Bank A/S	1,579	47,145
Demant A/S*	208	8,351
DSV A/S	465	92,635
Genmab A/S*	142	27,911
Novo Nordisk A/S (Class B Stock)	7,372	622,379
Novonesis (Novozymes) B (Class B Stock)	807	46,268
Orsted A/S, 144A*	377	14,537
Pandora A/S	185	35,394
ROCKWOOL A/S (Class B Stock)	22	7,790
Tryg A/S	764	15,477
Vestas Wind Systems A/S*	2,312	31,801
Zealand Pharma A/S*	147	14,938
		1,046,909
Finland 0.9%
Elisa OYJ	308	13,258
Fortum OYJ	971	14,108
Kesko OYJ (Class B Stock)	616	11,816
Kone OYJ (Class B Stock)	766	39,649
Metso OYJ	1,401	13,906
Neste OYJ	913	11,569
Nokia OYJ	12,121	57,156
Nordea Bank Abp	7,222	85,899
Orion OYJ (Class B Stock)	244	13,241
Sampo OYJ (Class A Stock)	1,119	46,193
Stora Enso OYJ (Class R Stock)	1,260	13,955
UPM-Kymmene OYJ	1,203	35,476
Wartsila OYJ Abp	1,134	21,421
		377,647

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France 9.2%
Accor SA	440	$22,620
Aeroports de Paris SA	80	9,116
Air Liquide SA	1,315	229,706
Airbus SE	1,360	235,241
Alstom SA*	780	15,438
Amundi SA, 144A	139	9,785
Arkema SA	124	9,883
AXA SA	4,031	152,925
BioMerieux	94	11,409
BNP Paribas SA	2,330	159,161
Bollore SE	1,522	8,992
Bouygues SA	428	13,605
Bureau Veritas SA	716	22,376
Capgemini SE	354	64,328
Carrefour SA	1,188	16,926
Cie de Saint-Gobain SA	1,039	97,431
Cie Generale des Etablissements Michelin SCA	1,513	52,618
Covivio SA, REIT	121	6,430
Credit Agricole SA	2,386	35,920
Danone SA	1,455	101,915
Dassault Aviation SA	41	9,252
Dassault Systemes SE	1,522	59,422
Edenred SE	563	19,424
Eiffage SA	169	15,098
Engie SA	4,152	68,541
EssilorLuxottica SA	681	186,906
Eurazeo SE	99	8,173
Gecina SA, REIT	104	10,153
Getlink SE	693	11,086
Hermes International SCA	73	205,324
Ipsen SA	87	10,739
Kering SA	168	43,980
Klepierre SA, REIT	468	13,933
La Francaise des Jeux SACA, 144A	217	8,245
Legrand SA	597	60,866
L’Oreal SA	550	204,068
LVMH Moet Hennessy Louis Vuitton SE	630	460,785
Orange SA	4,262	45,836
Pernod Ricard SA	462	52,765
Publicis Groupe SA	521	55,409
Renault SA	433	22,229
Rexel SA	510	13,502
Safran SA	832	206,250
Sartorius Stedim Biotech	64	14,757

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
SEB SA	51	$4,852
Societe Generale SA	1,649	53,378
Sodexo SA	203	15,020
Teleperformance SE	123	11,518
Thales SA	211	34,156
TotalEnergies SE	4,939	286,127
Unibail-Rodamco-Westfield, REIT	267	22,355
Veolia Environnement SA	1,611	45,968
Vinci SA	1,145	123,904
		3,679,846
Germany 8.8%
adidas AG	371	97,818
Allianz SE	897	292,481
BASF SE	2,043	98,427
Bayer AG	2,249	50,325
Bayerische Motoren Werke AG	664	53,923
Bechtle AG	169	5,672
Beiersdorf AG	224	29,965
Brenntag SE	293	18,436
Carl Zeiss Meditec AG	83	5,056
Commerzbank AG	2,126	41,051
Continental AG	252	17,910
Covestro AG*	409	25,161
CTS Eventim AG & Co. KGaA	141	13,749
Daimler Truck Holding AG	1,131	49,806
Deutsche Bank AG	4,307	84,300
Deutsche Boerse AG	428	105,732
Deutsche Lufthansa AG	1,374	8,913
Deutsche Post AG	2,335	84,067
Deutsche Telekom AG	7,989	268,023
E.ON SE	5,103	60,444
Evonik Industries AG	587	11,023
Fresenius Medical Care AG	471	23,397
Fresenius SE & Co. KGaA*	967	37,003
GEA Group AG	355	18,736
Hannover Rueck SE	136	35,834
Heidelberg Materials AG	308	43,341
Henkel AG & Co. KGaA	232	17,921
Infineon Technologies AG	2,989	98,274
Knorr-Bremse AG	159	12,567
LEG Immobilien SE	162	13,350
Mercedes-Benz Group AG	1,715	104,341
Merck KGaA	296	44,682

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
MTU Aero Engines AG	124	$42,360
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	307	166,404
Nemetschek SE	125	14,935
Puma SE	238	7,469
Rational AG	12	10,664
Rheinmetall AG	99	77,402
RWE AG	1,448	44,872
SAP SE	2,390	658,622
Scout24 SE, 144A	169	16,434
Siemens AG	1,740	373,014
Siemens Energy AG*	1,454	86,509
Siemens Healthineers AG, 144A	636	36,097
Symrise AG	300	30,718
Talanx AG	146	12,401
Vonovia SE	1,684	51,519
Zalando SE, 144A*	514	19,156
		3,520,304
Hong Kong 1.7%
AIA Group Ltd.	24,952	175,416
Brightoil Petroleum Holdings Ltd.*^	7,000	—
CK Asset Holdings Ltd.	4,711	19,685
CK Infrastructure Holdings Ltd.	1,362	9,275
CLP Holdings Ltd.	3,654	30,382
Futu Holdings Ltd., ADR	124	11,985
Hang Seng Bank Ltd.	1,772	22,204
Henderson Land Development Co. Ltd.	3,099	8,595
HKT Trust & HKT Ltd., UTS	8,670	10,664
Hong Kong & China Gas Co. Ltd.	26,372	20,248
Hong Kong Exchanges & Clearing Ltd.	2,726	106,695
Hongkong Land Holdings Ltd.	2,491	10,839
Jardine Matheson Holdings Ltd.	364	14,662
Link REIT, REIT	5,750	23,758
MTR Corp. Ltd.	3,906	12,245
Power Assets Holdings Ltd.	3,158	20,431
Prudential PLC	6,170	51,346
Sino Land Co. Ltd.	10,422	9,995
Sun Hung Kai Properties Ltd.	3,251	29,062
Swire Pacific Ltd. (Class A Stock)	929	8,068
Techtronic Industries Co. Ltd.	3,096	41,638
WH Group Ltd., 144A	18,393	14,348
Wharf Real Estate Investment Co. Ltd.	4,025	10,016
		661,557

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Ireland 0.4%
AerCap Holdings NV	433	$41,395
AIB Group PLC	4,264	25,073
Bank of Ireland Group PLC	2,292	22,774
Kerry Group PLC (Class A Stock)	348	35,736
Kingspan Group PLC	349	24,211
		149,189
Israel 0.8%
Azrieli Group Ltd.	98	8,120
Bank Hapoalim BM	2,863	36,728
Bank Leumi Le-Israel BM	3,418	42,776
Check Point Software Technologies Ltd.*	206	44,912
Elbit Systems Ltd.	61	18,447
Global-e Online Ltd.*	248	14,853
ICL Group Ltd.	1,772	10,536
Israel Discount Bank Ltd. (Class A Stock)	2,832	20,706
Mizrahi Tefahot Bank Ltd.	355	16,897
Nice Ltd.*	143	23,903
Teva Pharmaceutical Industries Ltd., ADR*	2,677	47,463
Wix.com Ltd.*	124	29,622
		314,963
Italy 2.6%
Amplifon SpA	257	6,868
Banco BPM SpA	2,928	25,738
BPER Banca SpA	2,232	15,205
Coca-Cola HBC AG*	498	17,288
Davide Campari-Milano NV	1,328	7,661
DiaSorin SpA	51	5,462
Enel SpA	18,616	132,317
Eni SpA	5,263	74,095
Ferrari NV	289	123,991
FinecoBank Banca Fineco SpA	1,377	26,143
Generali	2,156	68,267
Infrastrutture Wireless Italiane SpA, 144A	693	7,205
Intesa Sanpaolo SpA	33,477	144,900
Leonardo SpA	912	28,492
Mediobanca Banca di Credito Finanziario SpA	1,126	18,407
Moncler SpA	524	33,171
Nexi SpA, 144A*	1,218	6,185
Poste Italiane SpA, 144A	990	15,024
Prysmian SpA	643	44,726
Recordati Industria Chimica e Farmaceutica SpA	227	13,793

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy (cont’d.)
Snam SpA	4,543	$21,009
Telecom Italia SpA*	20,553	5,642
Terna - Rete Elettrica Nazionale	3,170	26,149
UniCredit SpA	3,372	154,853
Unipol Assicurazioni SpA	885	11,992
		1,034,583
Japan 21.4%
Advantest Corp.	1,791	99,019
Aeon Co. Ltd.	1,543	37,383
AGC, Inc.	446	12,885
Aisin Corp.	1,208	13,664
Ajinomoto Co., Inc.	1,034	41,450
ANA Holdings, Inc.	441	8,273
Asahi Group Holdings Ltd.	3,140	34,010
Asahi Kasei Corp.	2,870	19,492
Asics Corp.	1,586	35,352
Astellas Pharma, Inc.	4,120	39,939
Bandai Namco Holdings, Inc.	1,345	33,361
Bridgestone Corp.	1,339	48,031
Brother Industries Ltd.	564	9,938
Canon, Inc.	2,131	68,680
Capcom Co. Ltd.	843	19,248
Central Japan Railway Co.	1,784	33,087
Chiba Bank Ltd. (The)	1,334	11,361
Chubu Electric Power Co., Inc.	1,331	13,866
Chugai Pharmaceutical Co. Ltd.	1,499	64,629
Concordia Financial Group Ltd.	2,198	12,763
Dai Nippon Printing Co. Ltd.	867	12,814
Daifuku Co. Ltd.	812	16,666
Dai-ichi Life Holdings, Inc.	2,051	56,003
Daiichi Sankyo Co. Ltd.	3,962	110,462
Daikin Industries Ltd.	582	68,362
Daito Trust Construction Co. Ltd.	152	16,287
Daiwa House Industry Co. Ltd.	1,420	44,735
Daiwa Securities Group, Inc.	3,056	22,123
Denso Corp.	4,219	58,385
Dentsu Group, Inc.	483	11,190
Disco Corp.	212	61,358
East Japan Railway Co.	2,064	36,746
Eisai Co. Ltd.	566	16,766
ENEOS Holdings, Inc.	6,261	31,476
FANUC Corp.	2,222	66,197
Fast Retailing Co. Ltd.	438	144,259

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Fuji Electric Co. Ltd.	310	$14,770
FUJIFILM Holdings Corp.	2,603	57,347
Fujikura Ltd.	600	24,149
Fujitsu Ltd.	3,842	74,303
Hankyu Hanshin Holdings, Inc.	539	13,715
Hikari Tsushin, Inc.	50	11,421
Hitachi Construction Machinery Co. Ltd.	260	6,226
Hitachi Ltd.	10,563	265,558
Honda Motor Co. Ltd.	10,311	97,595
Hoshizaki Corp.	272	10,067
Hoya Corp.	791	106,220
Hulic Co. Ltd.	842	7,421
Idemitsu Kosan Co. Ltd.	2,003	13,368
Inpex Corp.	1,963	23,427
Isuzu Motors Ltd.	1,258	16,913
ITOCHU Corp.	2,670	122,938
Japan Airlines Co. Ltd.	285	4,676
Japan Exchange Group, Inc.	2,167	22,897
Japan Post Bank Co. Ltd.	3,158	32,666
Japan Post Holdings Co. Ltd.	4,380	45,745
Japan Post Insurance Co. Ltd.	503	9,802
Japan Real Estate Investment Corp., REIT	15	10,568
Japan Tobacco, Inc.	2,789	71,052
JFE Holdings, Inc.	1,195	13,820
Kajima Corp.	967	17,194
Kansai Electric Power Co., Inc. (The)	2,149	23,709
Kao Corp.	1,109	43,974
Kawasaki Kisen Kaisha Ltd.	836	10,579
KDDI Corp.	3,481	115,973
Keyence Corp.	439	189,081
Kikkoman Corp.	1,424	14,904
Kirin Holdings Co. Ltd.	1,760	22,271
Kobe Bussan Co. Ltd.	372	8,454
Kokusai Electric Corp.	310	4,787
Komatsu Ltd.	2,069	62,408
Konami Group Corp.	248	22,829
Kubota Corp.	2,125	26,655
Kyocera Corp.	2,787	28,928
Kyowa Kirin Co. Ltd.	570	8,494
Lasertec Corp.	170	17,681
LY Corp.	6,412	18,729
M3, Inc.	910	8,259
Makita Corp.	526	15,555
Marubeni Corp.	3,246	48,260

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
MatsukiyoCocokara & Co.	694	$10,272
McDonald’s Holdings Co. Japan Ltd.	186	7,014
MEIJI Holdings Co. Ltd.	584	11,759
MINEBEA MITSUMI, Inc.	805	12,919
Mitsubishi Chemical Group Corp.	2,849	14,552
Mitsubishi Corp.	7,620	121,533
Mitsubishi Electric Corp.	4,318	70,776
Mitsubishi Estate Co. Ltd.	2,490	36,182
Mitsubishi HC Capital, Inc.	2,048	13,619
Mitsubishi Heavy Industries Ltd.	7,324	107,189
Mitsubishi UFJ Financial Group, Inc.	25,266	319,524
Mitsui & Co. Ltd.	5,774	114,279
Mitsui Chemicals, Inc.	396	8,684
Mitsui Fudosan Co. Ltd.	6,028	54,407
Mitsui OSK Lines Ltd.	780	26,507
Mizuho Financial Group, Inc.	5,571	153,402
MonotaRO Co. Ltd.	570	9,820
MS&AD Insurance Group Holdings, Inc.	3,005	62,305
Murata Manufacturing Co. Ltd.	3,810	59,858
NEC Corp.	526	52,168
Nexon Co. Ltd.	706	9,172
Nidec Corp.	1,845	31,866
Nintendo Co. Ltd.	2,360	154,827
Nippon Building Fund, Inc., REIT	17	13,537
Nippon Paint Holdings Co. Ltd.	1,951	12,294
Nippon Sanso Holdings Corp.	427	12,093
Nippon Steel Corp.	2,057	42,701
Nippon Telegraph & Telephone Corp.	67,317	66,270
Nippon Yusen KK	1,053	33,047
Nissan Motor Co. Ltd.	4,799	13,132
Nissin Foods Holdings Co. Ltd.	464	10,375
Nitori Holdings Co. Ltd.	162	18,971
Nitto Denko Corp.	1,548	27,460
Nomura Holdings, Inc.	6,852	44,548
Nomura Research Institute Ltd.	842	28,449
NTT Data Group Corp.	1,450	28,140
Obayashi Corp.	1,481	19,890
Obic Co. Ltd.	774	23,116
Olympus Corp.	2,708	41,097
Omron Corp.	415	13,691
Ono Pharmaceutical Co. Ltd.	893	9,290
Oracle Corp.	93	8,490
Oriental Land Co. Ltd.	2,484	55,826
ORIX Corp.	2,677	56,546

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Osaka Gas Co. Ltd.	830	$16,318
Otsuka Corp.	583	13,144
Otsuka Holdings Co. Ltd.	1,035	54,045
Pan Pacific International Holdings Corp.	936	26,060
Panasonic Holdings Corp.	5,199	53,049
Rakuten Group, Inc.*	3,396	21,324
Recruit Holdings Co. Ltd.	3,239	226,057
Renesas Electronics Corp.*	3,791	50,778
Resona Holdings, Inc.	4,722	35,049
Ricoh Co. Ltd.	1,115	12,787
SBI Holdings, Inc.	688	19,833
SCREEN Holdings Co. Ltd.	167	11,637
SCSK Corp.	428	9,476
Secom Co. Ltd.	929	31,262
Seiko Epson Corp.	688	12,433
Sekisui Chemical Co. Ltd.	805	13,341
Sekisui House Ltd.	1,419	32,613
Seven & i Holdings Co. Ltd.	5,030	80,298
SG Holdings Co. Ltd.	750	7,068
Shimadzu Corp.	545	15,810
Shimano, Inc.	167	23,434
Shin-Etsu Chemical Co. Ltd.	4,132	128,101
Shionogi & Co. Ltd.	1,653	24,306
Shiseido Co. Ltd.	998	16,760
Shizuoka Financial Group, Inc.	966	8,619
SMC Corp.	133	50,325
SoftBank Corp.	65,028	83,643
SoftBank Group Corp.	2,229	136,263
Sompo Holdings, Inc.	2,012	56,107
Sony Group Corp.	14,212	313,650
Subaru Corp.	1,282	22,332
Sumitomo Corp.	2,567	55,653
Sumitomo Electric Industries Ltd.	1,618	30,228
Sumitomo Metal Mining Co. Ltd.	564	12,880
Sumitomo Mitsui Financial Group, Inc.	8,512	209,762
Sumitomo Mitsui Trust Group, Inc.	1,500	37,718
Sumitomo Realty & Development Co. Ltd.	750	25,915
Suntory Beverage & Food Ltd.	353	10,965
Suzuki Motor Corp.	3,625	43,377
Sysmex Corp.	1,140	21,792
T&D Holdings, Inc.	1,122	21,346
Taisei Corp.	403	16,907
Takeda Pharmaceutical Co. Ltd.	3,657	98,373
TDK Corp.	4,411	53,317

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Terumo Corp.	3,123	$58,631
TIS, Inc.	564	12,471
Toho Co. Ltd.	260	11,717
Tokio Marine Holdings, Inc.	4,293	141,598
Tokyo Electric Power Co. Holdings, Inc.*	3,508	9,194
Tokyo Electron Ltd.	1,032	174,082
Tokyo Gas Co. Ltd.	768	21,726
Tokyu Corp.	1,172	13,375
TOPPAN Holdings, Inc.	557	15,633
Toray Industries, Inc.	3,143	21,809
TOTO Ltd.	328	8,017
Toyota Industries Corp.	328	27,367
Toyota Motor Corp.	23,532	446,391
Toyota Tsusho Corp.	1,469	24,811
Trend Micro, Inc.*	272	16,113
Unicharm Corp.	2,526	19,728
West Japan Railway Co.	1,041	19,150
Yakult Honsha Co. Ltd.	626	11,433
Yamaha Motor Co. Ltd.	2,077	17,375
Yaskawa Electric Corp.	570	16,549
Yokogawa Electric Corp.	526	11,546
Zensho Holdings Co. Ltd.	248	13,682
ZOZO, Inc.	334	10,956
		8,624,754
Jordan 0.0%
Hikma Pharmaceuticals PLC	381	10,801
Luxembourg 0.1%
ArcelorMittal SA	1,057	26,346
CVC Capital Partners PLC, 144A*	477	11,294
Eurofins Scientific SE	310	16,632
		54,272
Macau 0.1%
Galaxy Entertainment Group Ltd.	4,954	21,558
Sands China Ltd.*	5,850	14,063
		35,621
Netherlands 4.0%
ABN AMRO Bank NV, 144A, CVA	1,049	17,595
Adyen NV, 144A*	50	80,706

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Netherlands (cont’d.)
Aegon Ltd.	3,042	$19,860
Akzo Nobel NV	385	21,867
Argenx SE*	136	89,779
ASM International NV	107	62,080
ASML Holding NV	915	676,883
ASR Nederland NV	363	17,888
BE Semiconductor Industries NV	174	22,190
Euronext NV, 144A	175	20,326
EXOR NV	228	21,603
Heineken Holding NV	292	17,606
Heineken NV	660	45,855
IMCD NV	129	20,201
ING Groep NV	7,510	124,823
JDE Peet’s NV	255	4,454
Koninklijke Ahold Delhaize NV	2,128	75,436
Koninklijke KPN NV	8,893	32,180
Koninklijke Philips NV*	1,829	50,411
NN Group NV	607	27,859
Randstad NV	249	10,749
Universal Music Group NV	1,885	52,577
Wolters Kluwer NV	543	98,642
		1,611,570
New Zealand 0.3%
Auckland International Airport Ltd.	3,849	18,761
Fisher & Paykel Healthcare Corp. Ltd.	1,320	27,927
Infratil Ltd.	2,060	13,020
Mercury NZ Ltd.	1,582	5,625
Meridian Energy Ltd.	2,916	9,706
Xero Ltd.*	327	36,805
		111,844
Norway 0.5%
Aker BP ASA	684	14,277
DNB Bank ASA	2,018	42,864
Equinor ASA	1,918	46,193
Gjensidige Forsikring ASA	433	8,879
Kongsberg Gruppen ASA	199	23,622
Mowi ASA	1,049	21,037
Norsk Hydro ASA	3,219	18,985
Orkla ASA	1,518	14,096

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Norway (cont’d.)
Salmar ASA	150	$7,930
Telenor ASA	1,388	16,969
		214,852
Poland 0.0%
InPost SA*	505	8,262
Portugal 0.1%
EDP SA	7,070	22,229
Galp Energia SGPS SA	1,047	17,523
Jeronimo Martins SGPS SA	638	12,609
		52,361
Russia 0.0%
Evraz PLC*^	2,361	—
Singapore 1.6%
CapitaLand Ascendas REIT, REIT	8,123	15,400
CapitaLand Integrated Commercial Trust, REIT	12,378	17,669
CapitaLand Investment Ltd.	5,078	9,142
DBS Group Holdings Ltd.	4,635	151,712
Genting Singapore Ltd.	12,448	6,893
Grab Holdings Ltd. (Class A Stock)*	4,859	22,254
Keppel Ltd.	3,358	16,681
Oversea-Chinese Banking Corp. Ltd.	7,753	98,888
Sea Ltd., ADR*	845	102,913
Sembcorp Industries Ltd.	1,858	7,600
Singapore Airlines Ltd.	3,396	15,842
Singapore Exchange Ltd.	2,058	18,517
Singapore Technologies Engineering Ltd.	3,468	12,309
Singapore Telecommunications Ltd.	17,101	41,784
STMicroelectronics NV	1,554	34,718
United Overseas Bank Ltd.	2,960	81,369
		653,691
South Africa 0.2%
Anglo American PLC	2,909	85,179
South Korea 0.0%
Delivery Hero SE, 144A*	428	11,061

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Spain 2.6%
Acciona SA	51	$5,746
ACS Actividades de Construccion y Servicios SA	398	20,264
Aena SME SA, 144A	172	37,042
Amadeus IT Group SA	1,032	75,519
Banco Bilbao Vizcaya Argentaria SA	13,191	150,179
Banco de Sabadell SA	12,256	28,890
Banco Santander SA	35,463	181,730
CaixaBank SA	9,150	55,388
Cellnex Telecom SA, 144A	1,213	40,627
EDP Renovaveis SA	676	6,325
Endesa SA	727	16,095
Grifols SA*	615	5,262
Iberdrola SA	13,742	194,196
Industria de Diseno Textil SA	2,497	135,539
Redeia Corp. SA	929	15,627
Repsol SA	2,641	30,693
Telefonica SA	9,008	36,701
		1,035,823
Sweden 3.1%
AddTech AB (Class B Stock)	595	17,367
Alfa Laval AB	652	29,064
Assa Abloy AB (Class B Stock)	2,279	69,820
Atlas Copco AB (Class A Stock)	6,148	102,707
Atlas Copco AB (Class B Stock)	3,573	53,118
Beijer Ref AB	863	12,806
Boliden AB	626	18,802
Epiroc AB (Class A Stock)	1,485	28,299
Epiroc AB (Class B Stock)	844	14,090
EQT AB	842	27,492
Essity AB (Class B Stock)	1,373	34,772
Evolution AB, 144A	380	29,153
Fastighets AB Balder (Class B Stock)*	1,435	10,211
Getinge AB (Class B Stock)	472	9,269
H & M Hennes & Mauritz AB (Class B Stock)	1,277	17,013
Hexagon AB (Class B Stock)	4,752	55,017
Holmen AB (Class B Stock)	157	5,949
Industrivarden AB (Class A Stock)	268	9,516
Industrivarden AB (Class C Stock)	347	12,261
Indutrade AB	626	17,233
Investment AB Latour (Class B Stock)	339	8,863
Investor AB (Class B Stock)	3,900	111,057
L E Lundbergforetagen AB (Class B Stock)	157	7,556
Lifco AB (Class B Stock)	534	17,511

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Nibe Industrier AB (Class B Stock)	3,280	$13,141
Saab AB (Class B Stock)	734	15,867
Sagax AB (Class B Stock)	503	11,070
Sandvik AB	2,441	50,365
Securitas AB (Class B Stock)	1,108	14,097
Skandinaviska Enskilda Banken AB (Class A Stock)	3,608	51,141
Skanska AB (Class B Stock)	779	16,690
SKF AB (Class B Stock)	781	15,775
Svenska Cellulosa AB SCA (Class B Stock)	1,389	19,130
Svenska Handelsbanken AB (Class A Stock)	3,339	36,942
Swedbank AB (Class A Stock)	1,913	41,653
Swedish Orphan Biovitrum AB*	422	12,762
Tele2 AB (Class B Stock)	1,245	13,863
Telefonaktiebolaget LM Ericsson (Class B Stock)	6,314	47,544
Telia Co. AB	5,107	15,046
Trelleborg AB (Class B Stock)	480	18,073
Volvo AB (Class A Stock)	452	12,469
Volvo AB (Class B Stock)	3,636	100,184
		1,224,758
Switzerland 4.9%
ABB Ltd.	3,620	197,118
Adecco Group AG	386	9,189
Avolta AG*	202	9,131
Bachem Holding AG	69	4,393
Baloise Holding AG	97	17,700
Banque Cantonale Vaudoise	62	6,257
Barry Callebaut AG	9	9,893
BKW AG	43	7,336
Chocoladefabriken Lindt & Spruengli AG	5	57,435
Cie Financiere Richemont SA (Class A Stock)	1,231	237,975
Clariant AG*	445	5,009
DSM-Firmenich AG	426	43,490
EMS-Chemie Holding AG	17	12,034
Galderma Group AG*	187	22,729
Geberit AG	77	42,948
Givaudan SA	22	96,091
Helvetia Holding AG	84	14,658
Julius Baer Group Ltd.	465	32,673
Kuehne + Nagel International AG	108	24,541
Logitech International SA	351	34,746
Lonza Group AG	165	104,625
Partners Group Holding AG	52	78,996
Sandoz Group AG	923	44,191

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland (cont’d.)
Schindler Holding AG	53	$14,906
Schindler Holding AG (Part. Cert.)	91	26,295
SGS SA	347	33,707
SIG Group AG*	662	14,437
Sika AG	348	88,379
Sonova Holding AG	114	39,773
Straumann Holding AG	252	35,738
Swatch Group AG (The) (Bearer Shares)	63	11,671
Swiss Life Holding AG	67	54,702
Swiss Prime Site AG	168	19,179
Swisscom AG	60	33,764
Temenos AG	132	11,225
UBS Group AG	7,528	265,434
VAT Group AG, 144A	62	23,818
Zurich Insurance Group AG	335	202,998
		1,989,184
United Arab Emirates 0.0%
NMC Health PLC*^	372	—
United Kingdom 10.7%
3i Group PLC	2,228	107,041
Admiral Group PLC	596	19,913
Ashtead Group PLC	1,001	65,237
Associated British Foods PLC	757	17,763
AstraZeneca PLC	3,549	498,193
Auto Trader Group PLC, 144A	2,016	19,636
Aviva PLC	6,031	38,228
BAE Systems PLC	6,917	104,559
Barclays PLC	33,033	121,066
Barratt Redrow PLC	3,155	17,673
Berkeley Group Holdings PLC	221	10,574
British American Tobacco PLC	4,560	180,922
BT Group PLC	14,575	25,545
Bunzl PLC	754	32,095
Centrica PLC	11,302	19,863
CK Hutchison Holdings Ltd.	5,945	29,937
Coca-Cola Europacific Partners PLC	495	38,882
Compass Group PLC	3,884	133,821
Croda International PLC	288	11,862
DCC PLC	227	15,652
Diageo PLC	5,093	151,723
Entain PLC	1,440	12,503

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Halma PLC	856	$32,067
Hargreaves Lansdown PLC	734	10,003
HSBC Holdings PLC	41,583	434,298
Imperial Brands PLC	1,837	61,958
Informa PLC	2,936	31,328
InterContinental Hotels Group PLC	365	48,670
Intertek Group PLC	364	22,957
J Sainsbury PLC	4,047	12,711
JD Sports Fashion PLC	5,346	5,867
Kingfisher PLC	4,144	12,590
Land Securities Group PLC, REIT	1,595	11,503
Legal & General Group PLC	13,420	40,074
Lloyds Banking Group PLC	139,405	107,184
London Stock Exchange Group PLC	1,095	162,945
M&G PLC	4,895	12,610
Marks & Spencer Group PLC	4,600	19,056
Melrose Industries PLC	2,965	22,377
National Grid PLC	11,183	135,664
NatWest Group PLC	16,046	85,552
Next PLC	270	33,186
Pearson PLC	1,373	22,779
Persimmon PLC	692	10,806
Phoenix Group Holdings PLC	1,549	9,983
Reckitt Benckiser Group PLC	1,572	103,954
RELX PLC	4,265	211,785
Rentokil Initial PLC	5,688	27,857
Rolls-Royce Holdings PLC*	19,466	145,141
Sage Group PLC (The)	2,261	37,577
Schroders PLC	1,663	7,262
Segro PLC, REIT	2,895	25,596
Severn Trent PLC	608	18,989
Smith & Nephew PLC	1,970	24,982
Smiths Group PLC	789	20,096
Spirax Group PLC	160	15,908
SSE PLC	2,528	50,928
Standard Chartered PLC	4,810	64,692
Taylor Wimpey PLC	7,662	11,347
Tesco PLC	15,683	72,179
Unilever PLC	5,682	325,448
United Utilities Group PLC	1,537	19,420
Vodafone Group PLC	50,851	43,322
Whitbread PLC	399	13,840

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Wise PLC (Class A Stock)*	1,525	$21,011
WPP PLC	2,430	23,100
		4,303,290
United States 10.1%
Alcon AG	1,144	104,394
BP PLC	37,019	191,510
CSL Ltd.	1,109	191,461
CyberArk Software Ltd.*	93	34,501
Experian PLC	2,105	103,692
Ferrovial SE	1,090	46,525
GSK PLC	9,488	165,277
Haleon PLC	19,491	90,852
Holcim AG*	1,193	119,567
James Hardie Industries PLC, CDI*	972	32,670
Monday.com Ltd.*	94	24,013
Nestle SA	5,955	505,821
Novartis AG	4,512	472,302
QIAGEN NV*	486	21,582
Roche Holding AG	1,608	505,510
Roche Holding AG (Bearer Shares)	73	24,277
Sanofi SA	2,614	284,095
Schneider Electric SE	1,252	317,538
Shell PLC	14,200	466,253
Spotify Technology SA*	350	191,993
Stellantis NV	4,498	60,057
Swiss Re AG	691	105,493
Tenaris SA	913	17,255
		4,076,638

Total Common Stocks (cost $22,987,571)		38,272,293
Preferred Stocks 0.4%
Germany
Bayerische Motoren Werke AG (PRFC)	121	9,194
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A	261	16,618
Henkel AG & Co. KGaA (PRFC)	388	33,905
Porsche Automobil Holding SE (PRFC)	332	13,121
Sartorius AG (PRFC)	57	16,448

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description		Shares		Value
Preferred Stocks (Continued)
Germany (cont’d.)
Volkswagen AG (PRFC)			472	$48,128

Total Preferred Stocks (cost $142,584)				137,414
Unaffiliated Exchange-Traded Fund 3.6%
United States
iShares MSCI EAFE ETF (cost $1,228,059)			18,260	1,446,923

Total Long-Term Investments (cost $24,358,214)				39,856,630
Short-Term Investments 2.5%
Affiliated Mutual Funds 2.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wb)	921,898	921,898
PGIM Institutional Money Market Fund (7-day effective yield 4.593%)(b)(wb)	1,469	1,468

Total Affiliated Mutual Funds (cost $923,366)				923,366

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $99,456)	4.216%	03/20/25	100	99,472

Total Short-Term Investments (cost $1,022,822)				1,022,838

TOTAL INVESTMENTS 101.6% (cost $25,381,036)				40,879,468
Liabilities in excess of other assets(z) (1.6)%				(641,745)

Net Assets 100.0%				$40,237,723

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
CDI—Chess Depository Interest
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
PRFC—Preference Shares
REITs—Real Estate Investment Trust
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	Euro STOXX 50 Index	Mar. 2025	$219,555	$13,211
1	FTSE 100 Index	Mar. 2025	107,388	4,289
9	Mini MSCI EAFE Index	Mar. 2025	1,066,725	11,771
1	TOPIX Index	Mar. 2025	179,954	3,254
				$32,525
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).